Investments Under Cost Method	12 Months Ended
Dec. 31, 2011
Investments Under Cost Method [Abstract]
INVESTMENTS UNDER COST METHOD
9.	INVESTMENTS UNDER COST METHOD

	December 31,
	2010	2011
	RMB	RMB

Global Market	10,981	10,463
Tophere	4,500	1,127

	15,481	11,590

At December 31, 2010 and 2011, the Company owned 16,049,075 shares, or 3.55%, of Global Market Group Limited (“Global Market”) Series A preferred shares.

Because the Company cannot exercise significant influence over Global Market, the investment is accounted for under the cost method.

In June 2010, the Company sold 24,714,225 Series A preferred shares for cash consideration of RMB26,448 (US$3,875). The Company recognized a gain of RMB9,186 (US$1,392) on the disposal of the Series A preferred shares in 2010.

In June 2010, Global Market declared a cash payment of special dividends to the holders of its ordinary shares, Series A preferred shares and Series B preferred shares. The Company received dividends of RMB6,164 (US$934), which is included in other income in the consolidated statement of operations.

In November 2011, The Company received dividends of RMB920 (US$146), which is included in other income in the consolidated statement of operations.

In November 2007, the Company entered into an agreement with Hangzhou Tophere Info-Tech Inc. (“Tophere”), a Chinese B2B food and beverage trade facilitator headquartered in Hangzhou, to acquire its 19.8% equity interest for a cash consideration of RMB4,500. Because the Company cannot exercise significant influence over Tophere, the investment is accounted for under the cost method.

In 2011, an impairment loss of RMB3,373 was recognized due to losses reported by Tophere.

On January 1, 2010, the Company also had a cost investment in GCL Silicon Technology Holdings Inc. (“GCL”) of RMB7,074 (US$1,036).In May 2010, the Company sold part of the investment, and received RMB7,626 (US$1,117). In September 2010, the Company sold the rest of the investment, and received RMB2,306 (US$349). The Company recorded a gain of approximately RMB2,967 (US$450) on the disposal.